UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. September 30, 2009

Investments	Yield	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 93.15%

Federal Home Loan Bank	0.16%	11/27/2009	$15,000	$14,996,200
Federal Home Loan Bank	0.17%	11/25/2009	20,000	19,994,806
Federal Home Loan Bank	0.17%	11/27/2009	10,000	9,997,308
Federal Home Loan Bank	0.20%	10/14/2009	25,000	24,998,194
Federal Home Loan Bank	0.20%	10/26/2009	15,000	14,997,917
Federal Home Loan Bank	0.20%	11/12/2009	25,000	24,994,167
Federal Home Loan Mortgage Corp.	0.14%	12/8/2009	6,900	6,898,175
Federal Home Loan Mortgage Corp.	0.14%	12/21/2009	10,000	9,996,850
Federal Home Loan Mortgage Corp.	0.145%	11/9/2009	25,000	24,996,073
Federal Home Loan Mortgage Corp.	0.15%	11/23/2009	12,000	11,997,350
Federal Home Loan Mortgage Corp.	0.15%	12/7/2009	40,000	39,988,833
Federal Home Loan Mortgage Corp.	0.16%	11/16/2009	5,000	4,998,978
Federal Home Loan Mortgage Corp.	0.18%	11/16/2009	20,000	19,995,400
Federal Home Loan Mortgage Corp.	0.185%	11/9/2009	20,000	19,995,992
Federal Home Loan Mortgage Corp.	0.20%	10/5/2009	25,000	24,999,444
Federal Home Loan Mortgage Corp.	0.205%	11/17/2009	15,000	14,995,985
Federal Home Loan Mortgage Corp.	0.25%	10/5/2009	10,000	9,999,722
Federal National Mortgage Assoc.	0.145%	12/17/2009	15,000	14,995,348
Federal National Mortgage Assoc.	0.15%	12/2/2009	10,000	9,997,417
Federal National Mortgage Assoc.	0.16%	11/12/2009	12,500	12,497,667
Federal National Mortgage Assoc.	0.16%	11/18/2009	1,700	1,699,637
Federal National Mortgage Assoc.	0.16%	11/25/2009	35,731	35,722,266
Federal National Mortgage Assoc.	0.165%	11/25/2009	20,000	19,994,958
Federal National Mortgage Assoc.	0.165%	12/17/2009	20,000	19,992,942
Federal National Mortgage Assoc.	0.19%	10/26/2009	25,000	24,996,701
Federal National Mortgage Assoc.	0.195%	10/26/2009	28,000	27,996,208
Federal National Mortgage Assoc.	0.20%	10/1/2009	20,000	20,000,000
Federal National Mortgage Assoc.	0.20%	10/14/2009	20,000	19,998,556
Federal National Mortgage Assoc.	0.20%	10/26/2009	9,404	9,402,694
Federal National Mortgage Assoc.	0.20%	10/28/2009	4,772	4,771,284
Federal National Mortgage Assoc.	0.21%	10/15/2009	5,000	4,999,592
Federal National Mortgage Assoc.	0.21%	10/19/2009	8,700	8,699,087
Federal National Mortgage Assoc.	0.215%	10/7/2009	6,000	5,999,785
Federal National Mortgage Assoc.	0.225%	10/5/2009	25,000	24,999,375

Total Government Sponsored Enterprises Securities				565,604,911

Repurchase Agreement 7.42%

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $45,935,000 of U.S. Treasury Bill at 0.185% due 11/12/2009; value: $45,930,407; proceeds: $45,029,452			45,029	45,029,439

Total Investments in Securities 100.57% (cost $610,634,350*)				610,634,350

Liabilities in Excess of Other Assets (0.57%)				(3,459,417)

Net Assets 100.00%				$607,174,933

*	Cost for Federal income tax purposes is $610,634,350. Average maturity of investments: 37 days.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high-quality, short-term, liquid securities.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collaterized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investment Type	Level 2
Government Sponsored Enterprises Securities	$565,604,911
Repurchase Agreement	45,029,439

Total	$610,634,350

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009